Other assets-Other / Other liabilities - Schedule of Other Assets-Other and Other Liabilities (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Other Assets Other And Other Liabilities [Line Items]
Carrying value of investment contracts underwritten	¥ 274,991	¥ 270,950
Estimated fair value of investment contracts underwritten	267,100	263,746
Other [Member]
Other Assets Other And Other Liabilities [Line Items]
Impairment losses on goodwill	¥ 3,188	¥ 2,840